Investment Objectives and Goals	Jul. 01, 2026
Prospectus [Line Items]
Entity Investment Company Type	N-1A
Registrant Name	THE ADVISORS’ INNER CIRCLE FUND
Document Period End Date	Jul. 01, 2026